FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, Ca 94403-1906

March 3, 2009

Filed Via EDGAR (CIK #0000876441)

Securities and Exchange Commission
Judiciary Plaza
100 F Street NE
Washington DC 20549

     RE:     FRANKLIN TEMPLETON INTERNATIONAL TRUST

               File Nos. 033-41340 and 811-06336

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 26, 2009.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST

/s/ David P. Goss
Vice President

DPG/jg

cc:    Bruce G. Leto, Esq.